Income Taxes - Components of Current Taxes (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	27.00%	19.00%	20.00%	12.00%
Israel [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	24.00%	25.00%	25.00%	24.00%
U.S.A. [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	35.00%	35.00%	35.00%	35.00%
Canada [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	25.00%	25.00%	25.00%	26.50%
U.K. [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	26.50%	23.00%	24.00%	26.50%
Ireland [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	12.50%	12.50%	12.50%	12.50%